Financial Instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Financial assets
Cash and cash equivalents		€ 4,855	€ 4,185	€ 3,911
Financial assets at amortised cost	[1]	903	798	499
Financial assets at fair value through other comprehensive income	[2]	304	266	327
Fair value [member]
Financial assets
Cash and cash equivalents		4,855	4,185	3,911
Financial assets at amortised cost		903	798	499
Financial assets at fair value through other comprehensive income		304	266	327
Financial assets at fair value through profit or loss:
Financial assets		6,770	5,966	5,529
Financial liabilities
Bank loans and overdrafts		(851)	(853)	(1,044)
Bonds and other loans		(28,206)	(26,525)	(26,787)
Lease liabilities		(1,849)	(1,919)	(1,967)
Derivatives		(76)	(270)	(464)
Other financial liabilities		(192)	(183)	(123)
Financial liabilities		(31,174)	(29,750)	(30,385)
Fair value [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		165	134	411
Fair value [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		543	583	381
Carrying amount [member]
Financial assets
Cash and cash equivalents		4,855	4,185	3,911
Financial assets at amortised cost		903	798	499
Financial assets at fair value through other comprehensive income		304	266	327
Financial assets at fair value through profit or loss:
Financial assets		6,770	5,966	5,529
Financial liabilities
Bank loans and overdrafts		(851)	(853)	(1,041)
Bonds and other loans		(25,837)	(25,032)	(25,390)
Lease liabilities		(1,849)	(1,919)	(1,967)
Derivatives		(76)	(270)	(464)
Other financial liabilities		(192)	(183)	(123)
Financial liabilities		(28,805)	(28,257)	(28,985)
Carrying amount [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		165	134	411
Carrying amount [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		€ 543	€ 583	€ 381

[1]	Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposit of €94 million (December 2019: €136 million) and investment in bonds of €nil million (December 2019: €56 million).
[2]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €284 million (December 2019: €244 million).